UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     February 07, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $566,049 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D A M INC                    COM              00088U108       72    10000 SH       SOLE                    10000        0        0
ANNALY CAP MGMT INC            COM              035710409    42605  2377500 SH       SOLE                  2377500        0        0
CHEVRON CORP NEW               COM              166764100      465     5100 SH       SOLE                     5100        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604    21276   689300 SH       SOLE                   689300        0        0
ISHARES TR                     S&P 100 IDX FD   464287101    63652  1123200 SH       SOLE                  1123200        0        0
ISHARES TR                     DJ SEL DIV INX   464287168    71051  1425000 SH       SOLE                  1425000        0        0
ISHARES TR                     RUSSELL 2000     464287655     6569    21189 SH  PUT  SOLE                    21189        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     5828    15750 SH  CALL SOLE                    15750        0        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509    14520  1129058 SH       SOLE                  1129058        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     5430    30000 SH  PUT  SOLE                    30000        0        0
SCIENTIFIC LEARNING CORP       COM              808760102      220    72400 SH       SOLE                    72400        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886   161910  5166250 SH       SOLE                  5166250        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1708    12315 SH       SOLE                    12315        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    75472    62340 SH  CALL SOLE                    62340        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714      472  1193318 SH  PUT  SOLE                  1193318        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763    75602  1454450 SH       SOLE                  1454450        0        0
SUNCOR ENERGY INC NEW          COM              867224107    19197   501365 SH       SOLE                   501365        0        0